Multiemployer Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Multiemployer Plans, Pension [Member]
Multiemployer Plans [Line Items]
Multiemployer Plan, Period Contributions	$ 11,431	$ 10,223	$ 10,683
Multiemployer Plans, Period Contributions, Significance of Contributions	false
Multiemployer Plans, Healthcare Benefit [Member]
Multiemployer Plans [Line Items]
Multiemployer Plan, Period Contributions	$ 29,073	$ 26,262	$ 26,759